Commitments and contingencies (Details 2)	0 Months Ended			1 Months Ended	12 Months Ended
	Jan. 10, 2014 CNY	Nov. 05, 2013 CNY	Aug. 26, 2013	Jul. 31, 2013 item	Dec. 31, 2013 CNY	Dec. 31, 2013 USD ($)	Dec. 09, 2013 CNY
Commitments and contingencies
Maximum estimated amount for reasonably possible contingency					6,829,000	$ 1,128,000
Legal contingency
Minimum number of quarterly room bookings from domestic and international hotel, agreed to be provided				450,000
Compensation at a rate of per room night					0.027
Maximum number of days within which TSP rectify its failure to make its international hotel inventories available on the entity platform			10 days
Amount of damages sought	11,200,000	140,700,000
Amount of counterclaim filed by the entity against the TSP relating to commission payments not paid due to termination of the agreement							8,127,000